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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
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Address: Heathcoat House
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         20 Savile Row, 6th Floor
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         London W1S 3PR, United Kingdom
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Form 13F File Number: 28- 12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Cawdron
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Title: Director
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Phone: 001-212-223-6502
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Signature, Place, and Date of Signing:

       /s/ Richard Cawdron        London, United Kingdom           5/4/07
---------------------------      -----------------------        -----------
            [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         --------------------
Form 13F Information Table Entry Total:  1
                                         --------------------
Form 13F Information Table Value Total:  105,627
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                                         (thousands)

List of Other Included Managers: NONE





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                           FORM 13F INFORMATION TABLE

       Column 1       Column 2       Column 3    Column 4             Column 5        Column 6    Column 7       Column 8
       --------       --------       --------    --------             --------        --------    --------       --------

                      TITLE OF                   VALUE      SHRS OR            PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        CLASS          CUSIP       (x$1000)   PRN AMT    SH/PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED   NONE
--------------        -----          -----       --------   -------    ------  ----  ----------  --------   ----      ------   ----
Taiwan Semiconductor
Mfg Ltd               Sponsored ADR  874039100   105,627    9,825,771  SH             SOLE                  9,825,771